Income Tax (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax [Abstract]
Schedule of Net Deferred Tax Assets	The Company’s net deferred tax assets at December 31, 2022 and 2021 are as follows:
	December 31, 2022	December 31, 2021
Deferred tax assets
Net operating loss carryforward	$—	$—
Startup/organization expenses	28,711	103
Total deferred tax assets	28,711	103
Valuation allowance	(28,711)	(103)
Deferred tax assets	$—	$—

Schedule of Income Tax Provision	The income tax provision for the year ended December 31, 2022 and for the period from March 3, 2021 (inception) through December 31, 2021 consists of the following:
	For the Year Ended	For The Period From March 3, 2021 (Inception) Through
	December 31, 2022	December 31, 2021
Federal
Current	$206,393	$—
Deferred	(28,608)	(103)

State and Local
Current	—	—
Deferred	—	—

Change in valuation allowance	28,608	103

Income tax provision	$206,393	$—

Schedule of Effective Income Tax Rate	A reconciliation of the federal income tax rate to the Company’s effective tax rate at December 31, 2022 and 2021 is as follows:
		For The Period From March 3, 2021 (Inception) Through
	December 31, 2022	December 31, 2021
Statutory federal income tax rate	21.0%	21.0%
State taxes, net of federal tax benefit	0.0%	0.0%
Stock-based compensation expense	1.7%	0.0%
Valuation allowance	3.6%	(21.0)%
Income tax provision	26.3%	0.0%